Pay vs Performance Disclosure - USD ($)	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2022	Nov. 28, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year (a)	Summary Compensation Table Total for Michael Burkland (b)	Compensation Actually Paid to Michael Burkland (c)(1)(8)	Summary Compensation Table Total for Rowan Trollope (b)	Compensation Actually Paid to Rowan Trollope (c)(2)(8)	Average Summary Compensation Table Total for Other NEOs (d)	Average Compensation Actually Paid to Other NEOs (e)(3)(8)	Value of Initial Fixed $100 Investment Based On:			(in thousands)
								Peer Group Total Shareholder Return (g)(4)
							Total Shareholder Return (f)	Nasdaq Computer Index	Nasdaq Computer & Data Processing Index	Net Loss (h)(5)	CSM Revenue (i)(6)	Supplemental Measure Adjusted EBITDA (j)(7)

2023	1,195,211	3,136,538	—	—	4,361,681	4,919,123	120	213	—	(81,764)	910,488	166,265
2022	38,225,785	35,344,854	11,137,770	(7,178,662)	7,857,310	1,669,124	103	130	115	(94,650)	778,846	140,436
2021	—	—	10,825,689	4,461,892	4,617,926	1,270,926	209	200	186	(53,000)	609,591	110,503
2020	—	—	6,417,891	37,440,834	3,003,657	15,448,098	266	157	147	(42,130)	434,908	85,681

Named Executive Officers, Footnote	Michael Burkland served as our CEO beginning on November 28, 2022.
2.Mr. Rowan Trollope served as our CEO for the entirety of 2020 and 2021, and through November 28, 2022, for 2022.
3.The NEOs included in this calculation for each year are:
a.2023 - Barry Zwarenstein, Daniel Burkland, Andy Dignan and Panos Kozanian.
b.2022 - Barry Zwarenstein, Daniel Burkland, Scott Welch and Panos Kozanian.
c.2021 - Barry Zwarenstein, Daniel Burkland and Scott Welch.
			d.2020 - Barry Zwarenstein, Daniel Burkland and Scott Welch.
Peer Group Issuers, Footnote			For each of 2023, 2022, 2021 and 2020, total shareholder return for the Company and the peer group was calculated as the yearly percentage change in cumulative total shareholder return based on a deemed fixed investment of $100 at market close on December 31, 2019. The yearly percentage change in cumulative total shareholder return was measured as the quotient of (a) the difference between stock price per share at the end and the beginning of the Measurement Period, divided by (b) stock price per share at the beginning of the Measurement Period. For purposes of this pay versus performance disclosure, our peer group is the NASDAQ Computer Index (the "Peer Group"). Beginning in 2023, we started to compare our common stock to the NASDAQ Computer Index and ceased using the NASDAQ Computer and Data Processing Index as that index is no longer available. Because fiscal years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.
Adjustment To PEO Compensation, Footnote	The additional table below sets forth each of the amounts required by Item 402(v) of Regulation S-K to be deducted from and added to the amount of total compensation as reflected in the Summary Compensation Table, to calculate Compensation Actually Paid.

	2023		2022				2021			2020
	Michael Burkland	Other NEOs Average	Michael Burkland	Rowan Trollope	Other NEOs Average		Rowan Trollope	Other NEOs Average		Rowan Trollope	Other NEOs Average

Total Compensation for covered fiscal year (FY) from Summary Compensation Table (SCT)	$1,195,211	$4,361,681	$38,225,785	$11,137,770	$7,857,310		$10,825,689	$4,617,926		$6,417,891	$3,003,657
DEDUCT: grant date fair value (GDFV) of equity awards granted during FY	$—	$(3,593,767)	$(38,025,826)	$(10,162,740)	$(7,099,739)		$(9,459,383)	$(3,825,956)		$(5,063,006)	$(2,206,921)
ADD: Fair value (FV) as of FY-end of equity awards granted during the year that are outstanding and unvested as of FY-end	$—	$3,649,593	$35,199,685	$534,533	$3,034,839		$5,797,555	$1,932,539		$10,995,441	$4,792,937
ADD: change as of end of FY in FV of awards granted in any prior year that are outstanding and unvested as of FY-end	$2,121,481	$484,708	$—	$—	$(1,487,434)		$(3,117,851)	$(1,527,385)		$14,892,137	$6,022,969
ADD: vesting date FV for any equity awards granted during the year that vested at the end of or during FY	$—	$508,968	$—	$647,040	$443,019		$1,623,743	$541,145		$1,788,797	$779,593
ADD: change as of the vesting date (from end of prior FY) in FV for any equity awards granted in any prior year that vested at the end of or during FY	$314,678	$217,214	$(54,790)	$(2,825,529)	$(1,078,871)		$(1,207,861)	$(467,343)		$8,409,574	$3,055,863
DEDUCT: FV at the end of the prior FY for awards granted in any prior year that failed to meet applicable vesting conditions during FY	$(494,832)	$(709,274)	$—	$(6,647,736)	$—		$—	$—		$—	$—
ADD: excess FV for equity award modifications during FY	$—	$—	$—	$138,000	$—		$—	$—		$—	$—
Compensation Actually Paid (as defined by SEC rule)	$3,136,538	$4,919,123	$35,344,854	$(7,178,662)	$1,669,124	$—	$4,461,892	$1,270,926	$—	$37,440,834	$15,448,098

Non-PEO NEO Average Total Compensation Amount			$ 4,361,681	$ 7,857,310	$ 4,617,926	$ 3,003,657
Non-PEO NEO Average Compensation Actually Paid Amount			$ 4,919,123	1,669,124	1,270,926	15,448,098
Adjustment to Non-PEO NEO Compensation Footnote	The additional table below sets forth each of the amounts required by Item 402(v) of Regulation S-K to be deducted from and added to the amount of total compensation as reflected in the Summary Compensation Table, to calculate Compensation Actually Paid.

	2023		2022				2021			2020
	Michael Burkland	Other NEOs Average	Michael Burkland	Rowan Trollope	Other NEOs Average		Rowan Trollope	Other NEOs Average		Rowan Trollope	Other NEOs Average

Total Compensation for covered fiscal year (FY) from Summary Compensation Table (SCT)	$1,195,211	$4,361,681	$38,225,785	$11,137,770	$7,857,310		$10,825,689	$4,617,926		$6,417,891	$3,003,657
DEDUCT: grant date fair value (GDFV) of equity awards granted during FY	$—	$(3,593,767)	$(38,025,826)	$(10,162,740)	$(7,099,739)		$(9,459,383)	$(3,825,956)		$(5,063,006)	$(2,206,921)
ADD: Fair value (FV) as of FY-end of equity awards granted during the year that are outstanding and unvested as of FY-end	$—	$3,649,593	$35,199,685	$534,533	$3,034,839		$5,797,555	$1,932,539		$10,995,441	$4,792,937
ADD: change as of end of FY in FV of awards granted in any prior year that are outstanding and unvested as of FY-end	$2,121,481	$484,708	$—	$—	$(1,487,434)		$(3,117,851)	$(1,527,385)		$14,892,137	$6,022,969
ADD: vesting date FV for any equity awards granted during the year that vested at the end of or during FY	$—	$508,968	$—	$647,040	$443,019		$1,623,743	$541,145		$1,788,797	$779,593
ADD: change as of the vesting date (from end of prior FY) in FV for any equity awards granted in any prior year that vested at the end of or during FY	$314,678	$217,214	$(54,790)	$(2,825,529)	$(1,078,871)		$(1,207,861)	$(467,343)		$8,409,574	$3,055,863
DEDUCT: FV at the end of the prior FY for awards granted in any prior year that failed to meet applicable vesting conditions during FY	$(494,832)	$(709,274)	$—	$(6,647,736)	$—		$—	$—		$—	$—
ADD: excess FV for equity award modifications during FY	$—	$—	$—	$138,000	$—		$—	$—		$—	$—
Compensation Actually Paid (as defined by SEC rule)	$3,136,538	$4,919,123	$35,344,854	$(7,178,662)	$1,669,124	$—	$4,461,892	$1,270,926	$—	$37,440,834	$15,448,098

Compensation Actually Paid vs. Total Shareholder Return
The graphs below shows the relationship between "compensation actually paid" ("CAP") to each of our CEOs and the average of the CAP to our other NEOs and the total shareholder return of Five9, Inc. and our Peer Group over the four fiscal years ending December 31, 2023, based on the hypothetical investment of $100 on December 31, 2019.

Compensation Actually Paid vs. Net Income
The graph below shows the relationship between CAP to each of our CEOs and the average of the CAP to our other NEOs and net loss attributable to Five9, Inc. over the four fiscal years ending December 31, 2023, as reported in the Company’s consolidated financial statements.

Total Shareholder Return Vs Peer Group
Tabular List, Table

•Revenue
•Adjusted EBITDA
•Relative total shareholder return

Total Shareholder Return Amount			$ 120	103	209	266
Net Income (Loss)			$ (81,764,000)	$ (94,650,000)	$ (53,000,000)	$ (42,130,000)
Company Selected Measure Amount			910,488,000	778,846,000	609,591,000	434,908,000
PEO Name	Michael Burkland
Additional 402(v) Disclosure	Net loss attributable to Five9, Inc. as reported in the consolidated financial statements included in our Form 10-K for the year ended December 31, 2023.
6.Revenue as reported in the consolidated financial statements included in our Form 10-K for the year ended December 31, 2023.
7.Adjusted EBITDA as reported in the consolidated financial statements included in our Form 10-K for the year ended December 31, 2023. Adjusted EBITDA is calculated as net loss before (1) depreciation and amortization, (2) stock-based compensation, (3) interest expense, (4) interest (income) and other, (5) exit costs related to the closure and relocation of our Russian operations, (6) acquisition and related transaction costs and one-time integration costs, (7) contingent consideration expense, (8) refund for prior year overpayment of USF fees, (9) lease amortization for finance leases, (10) provision for (benefit from) income taxes, and (11) other items that do not directly affect what we consider to be our core operating performance.

Measure:: 1
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure
Revenue is the CSM for 2023 and Adjusted EBITDA is the supplemental measure, each of which are key performance indicators used by us in managing our business, and are linked to our growth and profitability and the creation of long-term stockholder value. The graphs below show the relationship between CAP to each of our CEOs and the average of the CAP to our other NEOs and our revenue and Adjusted EBITDA over the four fiscal years ending December 31, 2023.

Name			•Revenue
Measure:: 2
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure
Other Performance Measure, Amount			166,265,000	140,436,000	110,503,000	85,681,000
Name			•Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name			•Relative total shareholder return
Michael Burkland [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 1,195,211	$ 38,225,785
PEO Actually Paid Compensation Amount			3,136,538	35,344,854
Rowan Trollope [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			0	11,137,770	$ 10,825,689	$ 6,417,891
PEO Actually Paid Compensation Amount			0	$ (7,178,662)	$ 4,461,892	37,440,834
PEO Name		Mr. Rowan Trollope		Mr. Rowan Trollope	Mr. Rowan Trollope
Nasdaq Computer Index [Member]
Pay vs Performance Disclosure
Peer Group Total Shareholder Return Amount			213	$ 130	$ 200	157
Nasdaq Computer & Data Processing Index [Member]
Pay vs Performance Disclosure
Peer Group Total Shareholder Return Amount			0	115	186	147
PEO | Michael Burkland [Member] | Grant Date Fair Value (GDFV) of Equity Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(38,025,826)
PEO | Michael Burkland [Member] | Fair Value (Fv) as of Fiscal Year End Of Equity Awards Granted Outstanding And Unvested as of Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	35,199,685
PEO | Michael Burkland [Member] | Change in Fair Value, Awards Granted in any Prior Year That Are Outstanding And Unvested as of Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,121,481	0
PEO | Michael Burkland [Member] | Change in Fair Value, Equity Awards Granted During the Year that Vested at the End of or During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Michael Burkland [Member] | Change in Fair Value, Equity Awards Granted in any Prior Year that Vested at the End of or During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			314,678	(54,790)
PEO | Michael Burkland [Member] | Change in Fair Value, Awards Granted in Any Prior Year That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(494,832)	0
PEO | Michael Burkland [Member] | Excess Fair Value For Equity Award Modifications During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Rowan Trollope [Member] | Grant Date Fair Value (GDFV) of Equity Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(10,162,740)	(9,459,383)	(5,063,006)
PEO | Rowan Trollope [Member] | Fair Value (Fv) as of Fiscal Year End Of Equity Awards Granted Outstanding And Unvested as of Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				534,533	5,797,555	10,995,441
PEO | Rowan Trollope [Member] | Change in Fair Value, Awards Granted in any Prior Year That Are Outstanding And Unvested as of Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	(3,117,851)	14,892,137
PEO | Rowan Trollope [Member] | Change in Fair Value, Equity Awards Granted During the Year that Vested at the End of or During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				647,040	1,623,743	1,788,797
PEO | Rowan Trollope [Member] | Change in Fair Value, Equity Awards Granted in any Prior Year that Vested at the End of or During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(2,825,529)	(1,207,861)	8,409,574
PEO | Rowan Trollope [Member] | Change in Fair Value, Awards Granted in Any Prior Year That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(6,647,736)	0	0
PEO | Rowan Trollope [Member] | Excess Fair Value For Equity Award Modifications During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				138,000	0	0
Non-PEO NEO | Grant Date Fair Value (GDFV) of Equity Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,593,767)	(7,099,739)	(3,825,956)	(2,206,921)
Non-PEO NEO | Fair Value (Fv) as of Fiscal Year End Of Equity Awards Granted Outstanding And Unvested as of Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,649,593	3,034,839	1,932,539	4,792,937
Non-PEO NEO | Change in Fair Value, Awards Granted in any Prior Year That Are Outstanding And Unvested as of Fiscal Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			484,708	(1,487,434)	(1,527,385)	6,022,969
Non-PEO NEO | Change in Fair Value, Equity Awards Granted During the Year that Vested at the End of or During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			508,968	443,019	541,145	779,593
Non-PEO NEO | Change in Fair Value, Equity Awards Granted in any Prior Year that Vested at the End of or During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			217,214	(1,078,871)	(467,343)	3,055,863
Non-PEO NEO | Change in Fair Value, Awards Granted in Any Prior Year That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(709,274)	0	0	0
Non-PEO NEO | Excess Fair Value For Equity Award Modifications During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 0	$ 0	$ 0